Consolidated Balance Sheets $ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 144.4	$ 78.7
Restricted cash and cash equivalents	5.0	5.1
Restricted cash and cash equivalents - Asbestos	36.4	39.8
Restricted short-term investments - Asbestos	21.6	17.7
Accounts and other receivables, net	363.3	254.6
Inventories	305.1	317.4
Prepaid expenses and other current assets	26.1	31.3
Insurance receivable - Asbestos	5.0	7.5
Workers’ compensation - Asbestos	1.5	2.0
Total current assets	908.4	754.1
Property, plant and equipment, net	1,341.7	1,388.4
Operating lease right-of-use-assets	40.5	0.0
Finance lease right-of-use-assets	1.7	0.0
Goodwill	196.9	201.1
Intangible assets, net	166.7	174.4
Insurance receivable - Asbestos	38.5	43.7
Workers’ compensation - Asbestos	20.7	25.8
Deferred income taxes	989.4	1,092.9
Deferred income taxes - Asbestos	319.1	349.3
Other assets	4.7	2.9
Total assets	4,028.3	4,032.6
Current liabilities:
Accounts payable and accrued liabilities	274.7	255.5
Accrued payroll and employee benefits	87.1	84.9
Operating lease liabilities	14.3	0.0
Finance lease liabilities	0.5	0.0
Accrued product warranties	7.0	6.8
Income taxes payable	8.9	13.4
Asbestos liability	103.9	110.5
Workers’ compensation - Asbestos	1.5	2.0
Other liabilities	12.1	9.9
Total current liabilities	510.0	483.0
Long-term debt	1,354.6	1,380.3
Deferred income taxes	81.9	80.4
Operating lease liabilities	41.4	0.0
Finance lease liabilities	1.5	0.0
Accrued product warranties	35.4	39.8
Income taxes payable	21.3	25.2
Asbestos liability	882.5	979.1
Workers’ compensation - Asbestos	20.7	25.8
Other liabilities	43.7	44.6
Total liabilities	2,993.0	3,058.2
Commitments and contingencies (Note 15)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 443,144,740 shares issued and outstanding at 31 March 2020 and 442,269,905 shares issued and outstanding at 31 March 2019	230.6	230.0
Additional paid-in capital	207.3	197.6
Retained earnings	659.5	577.1
Accumulated other comprehensive loss	(62.1)	(30.3)
Total shareholders’ equity	1,035.3	974.4
Total liabilities and shareholders’ equity	$ 4,028.3	$ 4,032.6